Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Related to Hedging
The following table presents the gains (losses) related to our hedging derivative portfolio recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges		Year ended Dec. 31,
(in millions)	Location of gains (losses)	2018	2017	2016
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest income	$284	$82	$49
Hedged item	Interest income	(273)	(97)	(50)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	(328)	(197)	(323)
Hedged item	Interest expense	330	190	320
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Other revenue	(2)	—	—
Hedged item	Other revenue	2	—	—
Cash flow hedges of forecasted FX exposures
Gain (loss) reclassified from OCI into income	Trading revenue	—	2	(16)
Gain reclassified from OCI into income	Other revenue	2	8	—
(Loss) reclassified from OCI into income	Net interest revenue	—	—	(18)
(Loss) gain reclassified from OCI into income	Staff expense	(4)	10	(11)
Gains (losses) recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$11	$(2)	$(49)

Impacts of Hedging Derivatives in Net Investment Hedging Relationships
The following table presents the impact of hedging derivatives used in net investment hedging relationships in the consolidated income statement.

Impact of derivative instruments used in net investment hedging relationships in the income statement
(in millions)	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,				Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
Derivatives in net investment hedging relationships				Location of gain or (loss) reclassified from accumulated OCI into income
	2018	2017	2016		2018	2017	2016
FX contracts	$535	$(625)	$652	Net interest revenue	$—	$—	$—

Summary of Hedged Items in Fair Value Hedging Relationships
The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships at Dec. 31, 2018	Carrying amount of hedged asset or liability	Hedge accounting basis adjustment (decrease)
(in millions)
Available-for-sale securities (a)	$19,201	$(125)
Long-term debt	16,147	(453)	(b)

(a)
Excludes hedged items where only foreign currency risk is the designated hedged risk, as the basis adjustments related to foreign currency hedges will not reverse through the consolidated income statement in future periods. The carrying amount excluded for available-for-sale securities was $148 million at Dec. 31, 2018.

(b)	Includes $284 million of basis adjustment on long-term debt associated with terminated hedges.

Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2018 and Dec. 31, 2017.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2018	2017	2018	2017	2018	2017
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$35,890	$36,315	$23	$278	$74	$534
Foreign exchange contracts	6,330	8,923	266	45	14	266
Total derivatives designated as hedging instruments			$289	$323	$88	$800
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$248,534	$267,485	$3,590	$6,439	$3,116	$6,353
Foreign exchange contracts	831,730	767,999	4,807	5,104	5,215	5,067
Equity contracts	927	1,698	68	70	118	149
Credit contracts	150	180	—	—	1	4
Total derivatives not designated as hedging instruments			$8,465	$11,613	$8,450	$11,573
Total derivatives fair value (d)			$8,754	$11,936	$8,538	$12,373
Effect of master netting agreements (e)			(5,939)	(8,845)	(6,170)	(8,797)
Fair value after effect of master netting agreements			$2,815	$3,091	$2,368	$3,576

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.

(b)
Pursuant to a rule change at a clearing organization in 2018, cash collateral exchanged is deemed a settlement of the derivative each day. The impact of the change reduced the gross fair value of derivative assets and liabilities and a corresponding decrease in effect of master netting agreements, with no impact to the consolidated balance sheet.

(c)
The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.

(d)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.

(e)
Effect of master netting agreements includes cash collateral received and paid of $809 million and $1,040 million, respectively, at Dec. 31, 2018, and $925 million and $877 million, respectively, at Dec. 31, 2017.

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2018	2017	2016
Foreign exchange	$663	$638	$687
Other trading revenue	69	30	14
Total foreign exchange and other trading revenue	$732	$668	$701

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit-risk contingent features and the value of collateral that has been posted.

	Dec. 31,
(in millions)	2018	2017
Aggregate fair value of OTC derivatives in net liability positions (a)	$2,877	$2,393
Collateral posted	$2,801	$2,115

(a)	Before consideration of cash collateral.
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
(in millions)	Dec. 31, 2018	Dec. 31, 2017
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$15	$92
Baa2/BBB	$116	$748
Ba1/BB+	$1,041	$2,007

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.

(b)	Represents rating by Moody’s/S&P.

Offsetting Assets
The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2018
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,654	$2,202		$452	$133	$—	$319
Foreign exchange contracts	4,409	3,724		685	70	—	615
Equity and other contracts	38	13		25	—	—	25
Total derivatives subject to netting arrangements	7,101	5,939		1,162	203	—	959
Total derivatives not subject to netting arrangements	1,653	—		1,653	—	—	1,653
Total derivatives	8,754	5,939		2,815	203	—	2,612
Reverse repurchase agreements	112,245	76,040	(b)	36,205	36,205	—	—
Securities borrowing	10,588	—		10,588	10,286	—	302
Total	$131,587	$81,979		$49,608	$46,694	$—	$2,914

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2017
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$5,915	$5,075		$840	$178	$—	$662
Foreign exchange contracts	4,666	3,720		946	116	—	830
Equity and other contracts	67	50		17	—	—	17
Total derivatives subject to netting arrangements	10,648	8,845		1,803	294	—	1,509
Total derivatives not subject to netting arrangements	1,288	—		1,288	—	—	1,288
Total derivatives	11,936	8,845		3,091	294	—	2,797
Reverse repurchase agreements	42,784	25,848	(b)	16,936	16,923	—	13
Securities borrowing	11,199	—		11,199	10,858	—	341
Total	$65,919	$34,693		$31,226	$28,075	$—	$3,151

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2018				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,144	$2,508		$636	$547	$—	$89
Foreign exchange contracts	4,747	3,626		1,121	187	—	934
Equity and other contracts	75	36		39	37	—	2
Total derivatives subject to netting arrangements	7,966	6,170		1,796	771	—	1,025
Total derivatives not subject to netting arrangements	572	—		572	—	—	572
Total derivatives	8,538	6,170		2,368	771	—	1,597
Repurchase agreements	84,665	76,040	(b)	8,625	8,625	—	—
Securities lending	997	—		997	937	—	60
Total	$94,200	$82,210		$11,990	$10,333	$—	$1,657

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)	Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2017				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$6,810	$5,495		$1,315	$1,222	$—	$93
Foreign exchange contracts	4,765	3,221		1,544	177	—	1,367
Equity and other contracts	143	81		62	58	—	4
Total derivatives subject to netting arrangements	11,718	8,797		2,921	1,457	—	1,464
Total derivatives not subject to netting arrangements	655	—		655	—	—	655
Total derivatives	12,373	8,797		3,576	1,457	—	2,119
Repurchase agreements	33,908	25,848	(b)	8,060	8,059	—	1
Securities lending	2,186	—		2,186	2,091	—	95
Total	$48,467	$34,645		$13,822	$11,607	$—	$2,215

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)	Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2018				Dec. 31, 2017
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$76,822	$—	$—	$76,822	$26,883	$11	$—	$26,894
U.S. government agencies	759	—	—	759	570	180	—	750
Agency RMBS	3,184	—	4	3,188	2,574	109	—	2,683
Corporate bonds	416	—	1,413	1,829	373	—	1,052	1,425
Other debt securities	271	—	1,106	1,377	253	—	731	984
Equity securities	163	—	527	690	655	—	517	1,172
Total	$81,615	$—	$3,050	$84,665	$31,308	$300	$2,300	$33,908
Securities lending:
U.S. government agencies	$7	$—	$—	$7	$72	$—	$—	$72
Other debt securities	294	—	—	294	316	—	—	316
Equity securities	696	—	—	696	1,798	—	—	1,798
Total	$997	$—	$—	$997	$2,186	$—	$—	$2,186
Total borrowings	$82,612	$—	$3,050	$85,662	$33,494	$300	$2,300	$36,094